Income Taxes - Schedule of Reconciles Hong Kong Statutory Rates to the Company’s Effective Tax (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciles Effective Tax [Abstract]
(Loss)/profit before income taxes		$ (1,180,275)	$ (4,749,581)	$ 1,095,460
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ (194,745)	$ (783,681)	$ 180,751
Reconciling items:
Tax effect of income that is not taxable	[1]	(947,246)	(74)	(198)
Tax effect on expenses that is not deductible	[2]	179,316	961,433
Tax effect of rate differences in various jurisdictions		305,274	70,665
Tax effect of estimated tax losses not recognised		678,627
Effect of domestic tax allowance		(21,226)	(21,208)	(21,213)
Income tax expense			$ 227,135	$ 159,340

[1]	Income that is not taxable mainly consisted of the interest income, the government subsidies and reversal of for expected credit loss which are non-taxable under Hong Kong income tax law.
[2]	Expenses that are not deductible mainly consisted of provision for expected credit loss and legal and professional fee which are non-deductible under Hong Kong income tax law